PENSION LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Liability, Defined Benefit Plan [Abstract]
Schedule of Changes In Projected Benefit Obligations
	December 31,
	2021	2022
Change in projected benefit obligation
Projected benefit obligation at beginning of year	2,510	2,512
Interest cost	38	37
Expenses paid	(170)	(153)
Exchange rates differences	(85)	(252)
Actuarial loss	219	26

Projected benefit obligation at end of year	$2,512	$2,170

Schedule of Assumptions Used
	December 31,
	2021	2022
Weighted-average assumptions
Discount rate	1.90%	3.00%
Rate of compensation increase	2.75%	3.50%

Schedule of Net Benefit Costs
	December 31,
	2020	2021	2022
Components of net periodic benefit cost
Service cost	$-	$-	$-
Interest cost	52	38	37

Net periodic benefit cost	$52	$38	$37

Schedule of Expected Benefit Payments
December 31,
2022
2023	140
2024	134
2025	137
2026	147
2027 and thereafter	1,612

$2,170